UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Dreman Small Cap Value Fund
	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 13.6%
Auto Components 1.8%
American Axle & Manufacturing Holdings, Inc.* (a)	2,260,050	21,131,467
Cooper Tire & Rubber Co. (a)	1,878,260	22,783,294

		43,914,761
Hotels Restaurants & Leisure 4.1%
Brinker International, Inc. (a)	1,052,850	23,773,353
International Speedway Corp. "A" (a)	1,041,125	26,194,705
LIFE TIME FITNESS, Inc.* (a)	592,284	22,708,168
Sonic Corp.* (a)	2,669,969	24,750,613

		97,426,839
Household Durables 2.1%
Helen of Troy Ltd.* (a)	849,325	25,496,737
Jarden Corp. (a)	866,655	25,167,661

		50,664,398
Leisure Equipment & Products 1.0%
JAKKS Pacific, Inc.* (a)	1,353,730	23,013,410
Media 1.0%
Meredith Corp. (a)	903,225	23,303,205
Specialty Retail 1.2%
Ascena Retail Group, Inc.* (a)	662,709	18,834,190
Collective Brands, Inc.* (a)	834,575	11,258,417

		30,092,607
Textiles, Apparel & Luxury Goods 2.4%
Hanesbrands, Inc.* (a)	661,700	18,898,152
The Jones Group, Inc. (a)	1,131,578	13,296,042
Wolverine World Wide, Inc. (a)	687,525	25,032,785

		57,226,979
Consumer Staples 3.5%
Food & Staples Retailing 0.8%
Nash Finch Co. (a) (b)	634,575	20,179,485
Food Products 1.9%
Chiquita Brands International, Inc.* (a)	2,020,262	20,828,901
Corn Products International, Inc.	500,979	23,425,778

		44,254,679
Tobacco 0.8%
Universal Corp. (a)	466,723	18,995,626
Energy 6.2%
Energy Equipment & Services 2.2%
Atwood Oceanics, Inc.* (a)	602,083	25,341,673
Superior Energy Services, Inc.*	797,850	28,180,062

		53,521,735
Oil, Gas & Consumable Fuels 4.0%
Contango Oil & Gas Co.* (a)	400,277	24,268,795
James River Coal Co.* (a)	1,353,599	14,645,941
Tesoro Corp.* (a)	1,291,457	31,072,455
W&T Offshore, Inc. (a)	1,198,290	25,307,885

		95,295,076
Financials 24.5%
Capital Markets 2.0%
Apollo Investment Corp. (a)	2,637,907	23,978,575
Waddell & Reed Financial, Inc. "A"	766,893	23,942,399

		47,920,974
Commercial Banks 7.2%
Associated Banc-Corp. (a)	2,138,350	23,521,850
BancorpSouth, Inc. (a)	1,953,392	22,053,796
Bank of Hawaii Corp. (a)	657,525	27,333,314
FirstMerit Corp. (a)	1,712,355	21,335,943
Fulton Financial Corp. (a)	2,762,725	25,334,188
Hancock Holding Co. (a)	688,325	21,496,390
Prosperity Bancshares, Inc. (a)	231,420	8,759,247
Wintrust Financial Corp. (a)	687,271	21,704,018

		171,538,746
Insurance 4.8%
Allied World Assurance Co. Holdings AG	491,594	25,513,729
Aspen Insurance Holdings Ltd. (a)	1,025,650	24,625,856
Hanover Insurance Group, Inc. (a)	630,975	22,412,232
Platinum Underwriters Holdings Ltd. (a)	581,525	18,318,037
Protective Life Corp.	1,201,633	22,819,011

		113,688,865
Real Estate Investment Trusts 9.4%
Anworth Mortgage Asset Corp. (REIT) (a)	3,669,925	26,386,761
Brandywine Realty Trust (REIT) (a)	2,555,200	25,398,688
CBL & Associates Properties, Inc. (REIT) (a)	1,667,325	24,526,351
CommonWealth REIT (REIT) (a)	1,181,643	24,294,580
Duke Realty Corp. (REIT)	1,622,448	19,258,458
Hospitality Properties Trust (REIT) (a)	1,329,450	31,215,486
Medical Properties Trust, Inc. (REIT) (a)	2,567,961	27,451,503
OMEGA Healthcare Investors, Inc. (REIT) (a)	1,399,800	25,406,370
Pennsylvania Real Estate Investment Trust (REIT) (a)	1,995,350	20,572,058

		224,510,255
Thrifts & Mortgage Finance 1.1%
Washington Federal, Inc.	1,757,650	26,417,480
Health Care 9.1%
Health Care Equipment & Supplies 3.1%
Alere, Inc.* (a)	832,438	20,785,977
STERIS Corp. (a)	777,125	25,007,882
Teleflex, Inc. (a)	484,850	27,888,572

		73,682,431
Health Care Providers & Services 4.9%
Amedisys, Inc.* (a)	961,899	16,323,426
Healthspring, Inc.*	506,917	19,790,040
LifePoint Hospitals, Inc.* (a)	738,775	27,113,043
MEDNAX, Inc.* (a)	415,875	27,160,796
Owens & Minor, Inc. (a)	918,075	27,028,128

		117,415,433
Life Sciences Tools & Services 1.1%
Charles River Laboratories International, Inc.* (a)	767,450	25,417,944
Industrials 14.8%
Aerospace & Defense 3.5%
Alliant Techsystems, Inc.	400,475	25,418,148
Curtiss-Wright Corp. (a)	852,021	26,233,727
Esterline Technologies Corp.* (a)	424,700	31,975,663

		83,627,538
Commercial Services & Supplies 2.2%
The Brink's Co. (a)	1,090,250	28,019,425
The Geo Group, Inc.* (a)	1,111,817	23,870,711

		51,890,136
Construction & Engineering 2.0%
EMCOR Group, Inc.*	1,066,000	24,422,060
Tutor Perini Corp. (a)	1,629,416	22,877,001

		47,299,061
Electrical Equipment 2.0%
EnerSys* (a)	1,168,269	26,251,004
General Cable Corp.* (a)	691,943	20,862,082

		47,113,086
Machinery 2.1%
Barnes Group, Inc. (a)	1,187,300	27,331,646
Briggs & Stratton Corp. (a)	1,423,776	22,993,982

		50,325,628
Marine 0.9%
Diana Shipping, Inc.* (a)	2,457,209	22,458,890
Road & Rail 1.0%
Ryder System, Inc. (a)	518,600	24,415,688
Trading Companies & Distributors 1.1%
Aircastle Ltd. (a)	2,154,449	25,357,865
Information Technology 12.6%
Communications Equipment 2.1%
Arris Group, Inc.* (a)	2,280,026	24,897,884
Plantronics, Inc. (a)	772,375	24,754,619

		49,652,503
Computers & Peripherals 3.4%
Lexmark International, Inc. "A"*	630,600	20,153,976
NCR Corp.*	1,543,579	26,595,866
QLogic Corp.*	1,660,235	23,193,483
Synaptics, Inc.* (a)	492,878	12,041,009

		81,984,334
Internet Software & Services 1.1%
EarthLink, Inc. (a)	3,479,650	25,679,817
IT Services 2.1%
CACI International, Inc. "A"* (a)	455,800	25,096,348
DST Systems, Inc.	540,150	25,343,838

		50,440,186
Semiconductors & Semiconductor Equipment 2.6%
Amkor Technology, Inc.* (a)	4,032,133	17,539,778
Microsemi Corp.*	1,360,275	21,125,071
MKS Instruments, Inc. (a)	46,735	1,085,187
PMC-Sierra, Inc.*	3,904,075	23,775,817

		63,525,853
Software 1.3%
JDA Software Group, Inc.* (a)	1,044,616	27,588,309
Websense, Inc.* (a)	133,560	2,747,329

		30,335,638
Materials 7.9%
Chemicals 3.1%
Cabot Corp.	235,757	8,117,114
H.B. Fuller Co.	364,059	8,071,188
Huntsman Corp.	685,437	8,986,079
Olin Corp. (a)	1,193,325	23,794,900
OM Group, Inc.* (a)	748,475	23,674,264
Scotts Miracle-Gro Co. "A" (a)	35,125	1,705,670

		74,349,215
Metals & Mining 4.8%
AuRico Gold, Inc.*	1,836,059	21,500,251
Coeur d'Alene Mines Corp.* (a)	1,123,243	31,956,264
Minefinders Corp., Ltd.* (a)	1,149,382	18,642,976
Thompson Creek Metals Co., Inc.* (a)	2,173,375	17,973,811
Worthington Industries, Inc. (a)	1,519,053	24,684,611

		114,757,913
Utilities 6.9%
Electric Utilities 4.6%
ALLETE, Inc.	751,600	29,357,496
IDACORP, Inc. (a)	741,286	28,317,125
NV Energy, Inc. (a)	1,902,500	28,385,300
Portland General Electric Co. (a)	1,002,799	24,187,512

		110,247,433
Multi-Utilities 2.3%
TECO Energy, Inc. (a)	1,407,675	25,760,453
Vectren Corp.	1,022,225	27,978,298

		53,738,751

Total Common Stocks (Cost $2,234,690,367)		2,365,680,463
Securities Lending Collateral 35.9%
Daily Assets Fund Institutional, 0.13% (c) (d) (Cost $857,906,492)	857,906,492	857,906,492
Cash Equivalents 0.8%
Central Cash Management Fund, 0.09% (c) (Cost $17,824,506)	17,824,506	17,824,506

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,110,421,365) †	135.8	3,241,411,461
Other Assets and Liabilities, Net (a)	(35.8)	(854,424,874)

Net Assets	100.0	2,386,986,587

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $3,121,699,999.  At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $119,711,462.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $365,518,004 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $245,806,542.

(a)
All or a portion of these securities were on loan amounting to $828,930,726. In addition, included in other assets and liabilities, net are pending sales, amounting to $8,510,368, that are also on loan.  The value of all securities loaned at August 31, 2011 amounted to $837,441,094, which is 35.1% of net assets.

(b)
Affiliated Issuer.  An Affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities.  A summary of the Fund's transactions during the three months ended August 31, 2011, with companies which are or were affiliates is as follows:

Affiliate	Value ($) at 11/30/2010	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss)	Dividend Income ($)	Shares at 8/31/2011	Value ($) at 8/31/2011
Nash Finch Co.**	22,127,508	1,303,751	-	-	334,598	634,575	20,179,485

**	Not an affiliate at November 30, 2010.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$2,365,680,463	$—	$—	$2,365,680,463
Short-Term Investments(e)	875,730,998	—	—	875,730,998
Total	$3,241,411,461	$—	$—	$3,241,411,461

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011